Financial Instruments - Financial instruments measured at fair value on a recurring basis (Details)	Jan. 31, 2021 USD ($)
Fair value of derivatives	$ 9,144,226
Level 1
Fair value of derivatives
Level 2
Fair value of derivatives	9,144,226
Level 3
Fair value of derivatives